Related Party Transactions, Administrative Services Agreement (FY) (Details) - Sponsor [Member] - USD ($)		6 Months Ended		12 Months Ended
	Nov. 16, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Administrative Support Agreement [Abstract]
Monthly fees for office space, utilities and secretarial and administrative support	$ 10,000
General and administrative expenses		$ 60,000	$ 60,000	$ 120,000
Fees payable and outstanding		$ 0	$ 0	$ 0	$ 0